Other Assets Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint operations [line items]
Loan receivable	$ 55	$ 52
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Loan receivable	$ 55	$ 52
Proportion of ownership interests held by non-controlling interests	17.00%
Interest rate	4.55%